UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2008

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 13, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		21
Form 13F Information Table Value Total:		120,893
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP 	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI SINGAPORE	CU	464286673	197	15860	SH		Sole				15860
ISHARES MSCI TAIWAN INDX	CU	464286731	164	11575	SH		Sole				11575
ISHARES MSCI HK IDX FD	CU	464286871	194	11435	SH		Sole				11435
ISHARES DJ SELECT DIV FD	CU	464287168	2228	45235	SH		Sole				45235
ISHARES TR MSCI EAFE FD	CU	464287465	240	3490	SH		Sole				3490
ISHARES TR COHEN & STEER	CU	464287564	6417	85395	SH		Sole				85395
ISHARES RUSSELL 1000 VALUE	CU	464287598	3915	56703	SH		Sole				56703
ISHARES TR RUSSELL 1000 GROWTH	CU	464287614	1198	21695	SH		Sole				21695
ISHARES TR RUSSELL 1000 INDEX	CU	464287622	23305	330748	SH		Sole				330748
ISHARES TR RUSSELL 2000	CU	464287655	6752	97778	SH		Sole				97778
ISHARES TR RUSSELL 3000	CU	464287689	359	4791	SH		Sole				4791
ISHARES DJ US HOME CONST	CU	464288752	563	39368	SH		Sole				39368
VANGUARD EUROPE PAC ETF	CU	921943858	16486	384029	SH		Sole				384029
VANGUARD EMERGING MARKET	CU	922042858	1863	39815	SH		Sole				39815
VANGUARD TOTAL STOCK MKT	CU	922908769	280	4366	SH		Sole				4366
POWERSHS QQQ TRUST SER 1	CU	73935A104	4289	94961	SH		Sole				94961
S P D R TRUST UNIT SR 1	CU	78462F103	42369	331060	SH		Sole				331060
SPDR S&P INTERNATIONAL	CU	78463X871	2511	81753	SH		Sole				81753
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	6771	59697	SH		Sole				59697
SECTOR SPDR FINCL SELECT	CU	81369Y605	230	11337	SH		Sole				11337
VANGUARD FINANCIALS	CU	92204A405	563	14808	SH		Sole				14808